ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.5%

Biotechnology – 57.7%
ATAI Life Sciences NV (Germany)*	160,337	$290,210
Bright Minds Biosciences, Inc. (Canada)*	449,155	197,628
Clearmind Medicine, Inc. (Canada)*†	153,257	176,246
Cybin, Inc. (Canada)*(a)	2,280,945	878,164
Enveric Biosciences, Inc.*†	143,016	240,267
GH Research PLC (Ireland)*(a)	46,360	370,416
Intra-Cellular Therapies, Inc.*	4,830	261,544
Mind Medicine MindMed, Inc.*	93,310	295,793
PsyBio Therapeutics Corp.*	2,583,122	130,964
Sage Therapeutics, Inc.*	6,250	262,250
Seelos Therapeutics, Inc.*	399,133	275,881
Small Pharma, Inc. (Canada)*	2,000,937	112,253
Total Biotechnology		3,491,616

Healthcare - Services – 10.7%
Field Trip Health & Wellness Ltd. (Canada)*(b)	1,058,415	0
Greenbrook TMS, Inc. (Canada)*	197,428	186,569
Numinus Wellness, Inc. (Canada)*	1,500,226	224,584
Reunion Neuroscience, Inc. (Canada)*(a)	342,529	236,345
Total Healthcare - Services		647,498

Pharmaceuticals – 30.1%
Alkermes PLC*	10,099	284,691
Compass Pathways PLC (United Kingdom)*(a)(c)	87,307	866,959
FSD Pharma, Inc., Class B (Canada)*	282,379	437,687
Relmada Therapeutics, Inc.*	104,140	235,356
Total Pharmaceuticals		1,824,693

Total Common Stocks
(Cost $11,615,929)		5,963,807

MONEY MARKET FUNDS – 21.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.49%(d)	75,123	75,123
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(d)(e)	1,211,875	1,211,875

Total Money Market Funds
(Cost $1,286,998)		1,286,998

Total Investments – 119.8%
(Cost $12,902,927)		7,250,805
Liabilities in Excess of Other Assets – (19.8%)		(1,195,389)
Net Assets – 100.0%		$6,055,416

PLC - Public Limited Company

*	Non-income producing security.
†	Affiliated Company.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,025,803; the aggregate market value of the collateral held by the fund is $1,211,875.
(b)	Fair valued using significant unobservable inputs.
(c)	American Depositary Receipt.
(d)	Rate shown reflects the 7-day yield as of March 31, 2023.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$5,963,807	$-	$-	*	$5,963,807
Money Market Funds	1,286,998	-	-		1,286,998
Total	$7,250,805	$-	$-	*	$7,250,805

*	Less than $1.

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2023	Value at 3/31/2023	Dividend Income
Clearmind Medicine, Inc.	$-	$411,764	$-	$-	$(235,518)	153,257	$176,246	$-
Enveric Biosciences, Inc.	268,387	595,330	(50,252)	(311,970)	(261,228)	143,016	240,267	-
Total	$268,387	$1,007,094	$(50,252)	$(311,970)	$(496,746)	296,273	$416,513	$-

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Biotechnology	57.7%
Healthcare - Services	10.7
Pharmaceuticals	30.1
Money Market Funds	21.3
Total Investments	119.8
Liabilities in Excess of Other Assets	(19.8)
Net Assets	100.0%